Material Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Office renovation [Member]
Schedule of Depreciation on Property and Equipment [Line Items]
Estimated useful life of property and equipment	10 years
Office equipment [Member]
Schedule of Depreciation on Property and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Furniture and fittings [Member]
Schedule of Depreciation on Property and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Computer and software [Member]
Schedule of Depreciation on Property and Equipment [Line Items]
Estimated useful life of property and equipment	10 years
Right of use asset [Member]
Schedule of Depreciation on Property and Equipment [Line Items]
Estimated useful life of property and equipment	3 years